Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Net income (loss) including noncontrolling interest	$ (1,483,924)	$ (1,459,770)	$ 125,304
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	86,406	101,929	19,895
Bad debt expense	922,817
Impairment on investments		74,507
Write off leasehold improvements		745,073
Changes in assets and liabilities
Increase in accounts receivables	(79,466)	(139,034)	(925,092)
(Increase)/decrease in other receivables and prepayments	(121,463)	595,234	(825,169)
(Increase)/decrease in related party receivables			(207,505)
Decrease in other current assets			33,042
Increase/(decrease) in accounts payables	58,709	634,212	(33,206)
Increase in taxes payable			819,336
(Decrease)/increase in accrued liabilities and other current liabilities	(198,391)	222,331	(18,486)
Net cash (used in)/provided by operating activities	(815,311)	774,482	(1,011,881)
Cash flows from investing activities
Disposal/(acquisitions) of investments	64,139	(4,783,370)	(4,825,706)
(Purchase)/disposal of equipment and improvements	7,260	(30,868)	(1,447,870)
Decrease in rent and utility deposits		30
Purchase of intangible assets		(464)
Net cash (used in)/provided by investing activities	71,399	(4,814,672)	(6,273,576)
Cash flows from financing activities
Proceeds from issuance of ordinary shares			7,731,271
Capital contribution from owners	19,657		145,232
Increase in related party payable	279,031	259,890	27,075
Net cash provided by financing activities	298,688	259,890	7,903,578
Net Increase/(decrease) of Cash and Cash Equivalents	(445,224)	(3,780,300)	618,121
Effect of foreign currency translation on cash and cash equivalents	422,550	(118,590)	97,008
Cash and cash equivalents - beginning of year	38,600	3,937,490	3,222,361
Cash and cash equivalents - end of year	15,926	38,600	3,937,490
Supplemental cash flow disclosures
Interest received	586,650	220,698	312,856
Interest paid		133
Income taxes (refund)/paid	(40,751)		285,749
NON-CASH FINANCING AND INVESTING ACTIVITIES
Acquisition of fixed assets through capital lease		$ 160,560